Recently Issued Accounting Standards	6 Months Ended
Jun. 30, 2024
Accounting Standards Update and Change in Accounting Principle [Abstract]
Recently issued accounting standards	RECENTLY ISSUED ACCOUNTING STANDARDS
Adoption of new accounting standards

In June 2022, the FASB issued ASU 2022-03 Fair Value Measurement (Topic 820) - Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. We adopted this with effect from January 1, 2024. The adoption of ASU 2022-03 had no impact on our consolidated financial statements.

In November 2023, the FASB issued 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. We adopted this with effect from January 1, 2024. The adoption of ASU 2023-07 had no impact on our interim financial statements in 2024. We expect the impact of adoption of ASU 2023-07 to be limited to additional segment disclosures in our annual financial statements in 2024 and in our interim financial statements in 2025.

Accounting pronouncements that have been issued but not yet adopted

The following table provides a brief description of other recent accounting standards that have been issued but not yet adopted as of June 30, 2024:

Standard	Description	Date of Adoption	Effect on our Consolidated Financial Statements or Other Significant Matters
ASU 2023-05 Business Combinations—Joint Venture Formations (Subtopic 805-60): Recognition and Initial Measurement
Removes diversity in practice and requires certain joint ventures, upon formation to apply a new basis of accounting consistent with ASC 805 Business Combinations in the joint venturer’s separate financial statements. This guidance is effective for all joint ventures with a formation date on or after January 1, 2025; early adoption is permitted.

		January 1, 2025	No impact currently expected as a result of the adoption of this ASU.
ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures	These amendments enhance disclosures relating to income taxes, including the income tax rate reconciliation and information related to income taxes paid. The guidance is effective for us on January 1, 2025. Early adoption is permitted.	January 1, 2025	We are assessing the impact of this ASU. Upon adoption, if material, the impact will be limited to additional disclosure requirements in our annual financial statements in 2025.